Short-Term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Outstanding balance at December 31	$ 0	$ 0
Year-end weighted average rate	0.00%	0.00%
Daily average outstanding during the year	$ 304	$ 1,583
Average rate for the year	0.99%	1.20%
Maximum outstanding at any month-end during the year	$ 110,917	$ 78,000
Line of Credit Facility [Line Items]
Advances due to Federal Home Loan Banks on secured line of credit	2,750,000	6,250,000
Line of Credit [Member] | Correspondent Banks [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	35,500,000
Amounts outstanding on unsecured lines	0
Federal Home Loan Bank Advances [Member] | Federal Home Loan Bank of Atlanta [Member]
Line of Credit Facility [Line Items]
Federal Home Loan Bank advances, maximum amount available	9,127,000
Advances due to Federal Home Loan Banks on secured line of credit	$ 2,750,000	$ 6,250,000
Minimum [Member]
Short-term Debt [Line Items]
Maturity period for securities sold under agreement to repurchase	1 day
Maximum [Member]
Short-term Debt [Line Items]
Maturity period for securities sold under agreement to repurchase	4 days